Leases	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Leases
Note 14 - Leases

Leases in which the Company is the lessee

The Company applies IFRS 16, Leases, as from January 1, 2019. The Company has lease agreements with respect to lessees of lands and machinery equipment.

1.         Information regarding material lease agreements entered into during the period

a.
The Company leases land in Spain from private lessors for a period of approximately 35 years, on which it sets up Ellomay Solar photovoltaic site. The contractual period of the aforesaid lease agreements ends on February, 2056. A lease liability in the amount of €1,789 thousand and right-of-use asset in the amount of €1,789 thousand have been recognized in the statement of financial positon as at December 31, 2020 in respect of leases of land.

b.
The Company leases machinery equipment in Gelderland, the Netherlands for a period of approximately 1-4 years, on which the Biogas Installations plant in Gelderland is located. The contractual period of the aforesaid lease agreements ends on October 1st, 2024. A lease liability in the amount of €355 thousand and right-of-use asset in the amount of €355 thousand have been recognized in the statement of financial positon as at December 31, 2020 in respect of leases of machinery equipment.

2.         Right-of-use assets

	Gelderland	Spain	Talasol	Talmei Yosef	Total
	€ in thousands
Cost

Balance as at January 1, 2020	-	1,235	12,686	1,688	15,609
Additions	-	1,789	-	10	1,799
New companies	355	-	-	-	355
Disposals	-	-	-	-	-
Effect of changes in exchange rates	-	-	-	(26)	(26)
Balance as at December 31, 2020	355	3,024	12,686	1,672	17,737

Depreciation

Balance as at January 1, 2020	-	75	30	103	208
Depreciation for the year	-	75	139	106	320
New companies	-	-	-	-	-
Disposals	-	-	-	-	-
Balance as at December 31, 2020	-	150	169	209	528

Carrying amounts
As at January 1, 2019	-	-	-	-	-
As at December 31, 2019	-	1,160	12,656	1,585	15,401
As at December 31, 2020	355	2,874	12,517	1,463	17,209

3.         Lease liability

Maturity analysis of the company's lease liabilities

December 31, 2020
€ in thousands
Less than one year	489
One to five years	2,096
More than five years	15,203

Total	17,788

Current maturities of lease liability	489

Long-term lease liability	17,299

4.         Additional information on leases

(a)       Amounts recognized in profit or loss

2020
€ in thousands
Interest expenses on lease liability	494

Total	494

(b)          Short-term leases

As mentioned in Note 3J regarding significant accounting policies, the Company accounts for short-term leases and leases of low-value assets as expense on a straight-line basis over the lease term, instead of a right-of-use asset and lease liability. These leases include office space.